Other income	12 Months Ended
Dec. 31, 2022
Other income.
Other income

9.Other income

	2022	2021	2020
	$’000	$'000	$'000

Insurance claims	2,092	6,861	14,987
Other income	2,584	11,648	1,425
	4,676	18,509	16,412

The 2020 insurance claims includes $8.7 million relating to a one off claim in Cameroon.

Other income for the 2021 year mainly relates to the remeasurement of the liabilities for contingent consideration on the Skysites Acquisition and the IHS Kuwait Acquisition.